ALLIANCE
                             -----------------------
                                VARIABLE PRODUCTS
                             -----------------------
                                   SERIES FUND
                             -----------------------
                             ALLIANCEBERNSTEIN VALUE
                             -----------------------
                                    PORTFOLIO
                             -----------------------

                                  ANNUAL REPORT

                                DECEMBER 31, 2002

                          Investment Products Offered
                          ---------------------------
                          > Are Not FDIC Insured
                          > May Lose Value
                          > Are Not Bank Guaranteed
                          ---------------------------

ALLIANCEBERNSTEIN VALUE PORTFOLIO         Alliance Variable Products Series Fund
================================================================================

LETTER TO INVESTORS

January 16, 2003

Dear Investor:

The following is an update of Alliance Variable Products Series Fund AllianceBernstein Value Portfolio (the "Portfolio") for the annual reporting period ended December 31, 2002.

INVESTMENT OBJECTIVE AND POLICIES

The Portfolio seeks long-term growth of capital. The Portfolio invests primarily in a diversified portfolio of equity securities of companies with relatively large market capitalizations that Alliance believes are undervalued. In selecting securities for the Portfolio, Alliance's Bernstein unit ("Bernstein") uses fundamental research to identify companies whose long-term earnings power and dividend paying capability are not reflected in the current market price of their securities. The Portfolio may invest up to 15% of its total assets in foreign securities.

--------------------------------------------------------------------------------

INVESTMENT RESULTS
Periods Ended December 31, 2002

                                                                    Total Return
                                                                       Since
                                                                     Inception*
                                                                    ============

AllianceBernstein
Value Portfolio                                                        9.50%

Russell 1000 Value Index                                              -2.19%

      Total returns are based on net asset value (NAV) performance for Class A shares and reflect reinvestment of dividends and/or capital gains distributions in additional shares. Total return does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. These figures do not reflect insurance company separate account or annuity contract charges, which would reduce total return to a contract owner. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     The Portfolio's inception date is 7/22/02.

      The unmanaged Russell 1000 Value Index contains those securities in the Russell 1000 Index with a less-than-average growth orientation. The unmanaged Russell 1000 Index is comprised of the 1000 largest capitalized companies that are traded in the United States. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including AllianceBernstein Value Portfolio.

--------------------------------------------------------------------------------

Since the Portfolio's inception on July 22, 2002, through December 31, 2002, the Portfolio returned 9.50%, outperforming its benchmark, the Russell 1000 Value Index. The Index returned -2.19% since the closest month-end after the Portfolio's inception date through December 31, 2002. The Portfolio's outperformance was a result of strong stock selection, particularly in the financial services sector. Several of the traditional thrifts and consumer-oriented banks that the Portfolio emphasizes outperformed their more market-sensitive peers, especially in December. In addition, our HMO holdings added to relative returns.

In the utilities sector, a number of our electric companies posted gains as investors flocked to more stable, less cyclical stocks.

As a group, services stocks outpaced the market in December. As such, our overweight position in this sector paid off. Stock selection within the sector also lifted returns, as our railroad holdings rebounded from a disappointing November.

MARKET REVIEW

After two months of gains, the U.S. equity markets fell in December, with the S&P 500 Index down 5.9%. Value and growth stocks declined, though value stocks less so; the Russell 1000 Value Index was down 4.3%, while its growth counterpart, the Russell 1000 Growth Index, fell 6.9%. Stocks that are perceived to be stable, such as utilities and consumer staples, fared best in the down market. Energy companies also held up well, largely due to rising oil prices. Meanwhile, consumer cyclical and technology shares lagged the market.

INVESTMENT OUTLOOK

The value opportunity, as we measure it, is back to average after a brief spike in early fall. And its composition has once again shifted. Today, an unusually diverse set of companies represents the top quintile of value. We see no massive misvaluations on a sector level. Thus, while our portfolio retains a pro-cyclical tilt, because market anxieties are greatest about stocks that are sensitive to a decline in the economy, our portfolio is more diversified by sector than usual. In this environment, research-based stock selection will be critical to generating a premium. We remain confident in our analysts' ability to uncover attractive investment opportunities.

We appreciate your investment in AllianceBernstein Value Portfolio and look forward to reporting further investment progress in the coming period.

Sincerely,


/s/ Marilyn Fedak

Marilyn Fedak
Vice President and Portfolio Manager

ALLIANCEBERNSTEIN VALUE PORTFOLIO         Alliance Variable Products Series Fund
================================================================================

PERFORMANCE UPDATE
ALLIANCEBERNSTEIN VALUE PORTFOLIO
GROWTH OF A $10,000 INVESTMENT
7/31/02*-12/31/02

  [THE FOLLOWING TABLE WAS DEPICTED IN A LINE CHART IN THE PRINTED MATERIAL.]

AllianceBernstein Value Portfolio: $9,910

Russell 1000 Value Index:          $9,781

           AllianceBernstein Value Portfolio          Russell 1000 Value Index
--------------------------------------------------------------------------------
7/31/02*               $10,000                                 $10,000
12/31/02                $9,910                                  $9,781

Past performance is no guarantee of future results. This chart illustrates the total value of an assumed $10,000 investment in the Portfolio (from 7/31/02* to 12/31/02) as compared to the performance of an appropriate broad-based index.

The unmanaged Russell 1000 Value Index contains those securities in the Russell 1000 Index with a less-than-average growth orientation. The unmanaged Russell 1000 Index is comprised of the 1000 largest capitalized companies that are traded in the United States. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including AllianceBernstein Value Portfolio.

--------------------------------------------------------------------------------

*     Since closest month-end after Portfolio's inception date of 7/22/02.

ALLIANCEBERNSTEIN VALUE PORTFOLIO
TEN LARGEST HOLDINGS
December 31, 2002                         Alliance Variable Products Series Fund
================================================================================

--------------------------------------------------------------------------------
COMPANY                                U.S. $ VALUE        PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                      $ 3,389,180                  5.0%
--------------------------------------------------------------------------------
Citigroup, Inc.                          2,498,490                  3.6
--------------------------------------------------------------------------------
Bank of America Corp.                    2,135,799                  3.1
--------------------------------------------------------------------------------
SBC Communications, Inc.                 1,726,907                  2.5
--------------------------------------------------------------------------------
ChevronTexaco Corp.                      1,450,394                  2.1
--------------------------------------------------------------------------------
Verizon Communications                   1,278,750                  1.9
--------------------------------------------------------------------------------
Wachovia Corp.                           1,160,614                  1.7
--------------------------------------------------------------------------------
J. P. Morgan Chase & Co.                 1,144,800                  1.7
--------------------------------------------------------------------------------
Hewlett-Packard Co.                      1,114,998                  1.6
--------------------------------------------------------------------------------
Philip Morris Cos., Inc.                   944,349                  1.4
                                       -----------                 ----
--------------------------------------------------------------------------------
                                       $16,844,281                 24.6%
--------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2002                         Alliance Variable Products Series Fund
================================================================================

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS-95.9%
FINANCIAL-33.6%
BANKS-NYC-5.3%
Citigroup, Inc. .................................       71,000       $ 2,498,490
J. P. Morgan Chase & Co. ........................       47,700         1,144,800
                                                                     -----------
                                                                       3,643,290
                                                                     -----------

FINANCE-PERSONAL LOANS-0.5%
Countrywide Credit Industries, Inc. .............        6,550           338,308
                                                                     -----------
LIFE INSURANCE-0.7%
MetLife, Inc. ...................................       17,000           459,680
Torchmark, Inc. .................................        1,300            47,489
                                                                     -----------
                                                                         507,169
                                                                     -----------

MAJOR REGIONAL BANKS-14.8%
AmSouth Bancorp. ................................       22,000           422,400
Bank of America Corp. ...........................       30,700         2,135,799
Bank One Corp. ..................................       18,100           661,555
Charter One Financial, Inc. .....................        2,315            66,510
Comerica, Inc. ..................................       11,300           488,612
FleetBoston Financial Corp. .....................       30,400           738,720
Huntington Bancshares, Inc. .....................       19,800           370,458
KeyCorp. ........................................       21,950           551,823
National City Corp. .............................       22,200           606,504
Regions Financial Corp. .........................       13,000           433,680
SouthTrust Corp. ................................        5,500           136,675
Suntrust Banks, Inc. ............................       10,100           574,892
U.S. Bancorp ....................................       34,500           732,090
Union Planters Corp. ............................        7,312           205,760
UnionBanCal Corp. ...............................        4,950           194,387
Wachovia Corp. ..................................       31,850         1,160,614
Wells Fargo & Co. ...............................       13,650           639,775
                                                                     -----------
                                                                      10,120,254
                                                                     -----------

MISCELLANEOUS FINANCIAL-2.5%
Goldman Sachs Group, Inc. .......................        6,275           427,328
Lehman Brothers Holdings, Inc. ..................        7,000           373,030
Merrill Lynch & Co., Inc. .......................        5,400           204,930
MGIC Investment Corp. ...........................        5,500           227,150
Morgan Stanley, Dean Witter
   & Co. ........................................       11,500           459,080
                                                                     -----------
                                                                       1,691,518
                                                                     -----------

MULTI-LINE INSURANCE-3.0%
Aetna, Inc. .....................................          900            37,008
American International Group, Inc. ..............       10,525           608,871
CIGNA Corp. .....................................       10,300           423,536
Health Net, Inc. (a) ............................       13,000           343,200
Humana, Inc. (a) ................................       25,700           257,000
Oxford Health Plans, Inc. (a) ...................       10,800           393,660
                                                                     -----------
                                                                       2,063,275
                                                                     -----------

PROPERTY - CASUALTY INSURANCE-3.8%
Allstate Corp. ..................................       20,750           767,542
Aon Corp. .......................................       12,900           243,681
Chubb Corp. .....................................        7,900           412,380
Old Republic International Corp. ................        3,500            98,000
St. Paul Cos., Inc. .............................       13,000           442,650
Travelers Property Casualty
   Corp. Cl.A (a) ...............................       20,237           296,472
Travelers Property Casualty
   Corp. Cl.B (a) ...............................        4,598            67,361
XL Capital, Ltd. Cl.A ...........................        3,100           239,475
                                                                     -----------
                                                                       2,567,561
                                                                     -----------

SAVINGS AND LOAN-3.0%
Federal Home Loan Mortgage Corp. ................        5,700           336,585
Federal National Mortgage Assn. .................        5,500           353,815
Golden West Financial Corp. .....................        6,250           448,812
Washington Mutual, Inc. .........................       25,400           877,062
                                                                     -----------
                                                                       2,016,274
                                                                     -----------
                                                                      22,947,649
                                                                     -----------
UTILITIES-12.8%
ELECTRIC COMPANIES-6.0%
Ameren Corp. ....................................        7,000           290,990
American Electric Power Co., Inc. ...............       13,975           381,937
Cinergy Corp. ...................................       12,250           413,070
Consolidated Edison, Inc. .......................        8,350           357,547
Constellation Energy Group, Inc. ................       14,500           403,390
Duke Energy Corp. ...............................       32,200           629,188
Entergy Corp. ...................................       10,500           478,695
PPL Corp. .......................................       11,000           381,480
Puget Energy, Inc. ..............................        9,500           209,475
Reliant Resources, Inc. (a) .....................       17,600            56,320
Sempra Energy ...................................       17,300           409,145
Westar Energy, Inc. .............................        3,800            37,620
Xcel Energy, Inc. ...............................        2,150            23,650
                                                                     -----------
                                                                       4,072,507
                                                                     -----------

TELEPHONE-6.8%
AT&T Corp. ......................................        8,800           229,768
BellSouth Corp. .................................       21,500           556,205
Qwest Communications International, Inc. (a) ....       69,000           345,000
SBC Communications, Inc. ........................       63,700         1,726,907
Sprint Corp. ....................................       37,700           545,896
Verizon Communications ..........................       33,000         1,278,750
                                                                     -----------
                                                                       4,682,526
                                                                     -----------
                                                                       8,755,033
                                                                     -----------

                                          Alliance Variable Products Series Fund
================================================================================

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

ENERGY-10.8%
OILS-INTEGRATED DOMESTIC-3.7%
Ashland, Inc. .................................         11,300        $  322,389
ConocoPhillips ................................         18,173           879,392
Marathon Oil Corp. ............................         20,200           430,058
Occidental Petroleum Corp. ....................         16,500           469,425
Valero Energy Corp. ...........................         12,500           461,750
                                                                      ----------
                                                                       2,563,014
                                                                      ----------

OILS-INTEGRATED INTERNATIONAL-7.1%
ChevronTexaco Corp. ...........................         21,817         1,450,394
Exxon Mobil Corp. .............................         97,000         3,389,180
                                                                      ----------
                                                                       4,839,574
                                                                      ----------
                                                                       7,402,588
                                                                      ----------

CONSUMER CYCLICALS-10.3%
AUTO PARTS-AFTER MARKET-0.8%
Genuine Parts Co. .............................         11,500           354,200
Snap On, Inc. .................................          7,325           205,906
                                                                      ----------
                                                                         560,106
                                                                      ----------

AUTOS & AUTO PARTS-2.9%
Autoliv, Inc. (Sweden) ........................          7,000           146,510
Dana Corp. ....................................         18,200           214,032
Delphi Corp. ..................................         36,700           295,435
Ford Motor Co. ................................          3,000            27,900
General Motors Corp. ..........................         17,900           659,794
Lear Corp. (a) ................................          9,200           306,176
Magna International, Inc. Cl.A ................          6,500           364,975
                                                                      ----------
                                                                       2,014,822
                                                                      ----------

HOME FURNISHINGS-0.5%
Leggett & Platt, Inc. .........................         16,100           361,284
                                                                      ----------
HOUSEHOLD-APPLIANCES/DURABLES-1.1%
Black & Decker Corp. ..........................          4,700           201,583
Maytag Corp. ..................................         10,000           285,000
Whirlpool Corp. ...............................          5,300           276,766
                                                                      ----------
                                                                         763,349
                                                                      ----------

MISCELLANEOUS CONSUMER CYCLICALS-0.7%
Fortune Brands, Inc. ..........................          5,500           255,805
Newell Rubbermaid, Inc. .......................          7,500           227,475
                                                                      ----------
                                                                         483,280
                                                                      ----------

RETAILERS-3.3%
AutoNation, Inc. (a) ..........................         34,800           437,088
Federated Department Stores, Inc. (a) .........         16,500           474,540
May Department Stores Co. .....................         12,000           275,760
Office Depot, Inc. (a) ........................         25,300           373,428
Sears, Roebuck & Co. ..........................         20,525           491,574
TJX Cos., Inc. ................................          9,000           175,680
                                                                      ----------
                                                                       2,228,070
                                                                      ----------

TEXTILES/SHOES-APPAREL MFG.-0.9%
Jones Apparel Group, Inc. (a) .................         10,700           379,208
Liz Claiborne, Inc. ...........................          6,200           183,830
V. F. Corp. ...................................            650            23,432
                                                                      ----------
                                                                         586,470
                                                                      ----------

TIRES & RUBBER GOODS-0.1%
Goodyear Tire & Rubber Co. ....................          9,200            62,652
                                                                      ----------
                                                                       7,060,033
                                                                      ----------

CONSUMER STAPLES-5.9%
BEVERAGES-SOFT, LITE & HARD-0.2%
Coca-Cola Enterprises, Inc. ...................          5,100           110,772
                                                                      ----------
FOODS-1.9%
ConAgra Foods, Inc. ...........................         15,500           387,655
Del Monte Foods Co. (a) .......................          2,087            16,070
H.J. Heinz Co. ................................          4,675           153,667
Sara Lee Corp. ................................         17,000           382,670
Tyson Foods, Inc. Cl.A ........................         32,376           363,259
                                                                      ----------
                                                                       1,303,321
                                                                      ----------

RESTAURANTS-1.0%
McDonald's Corp. ..............................         26,900           432,552
Wendy's International, Inc. ...................          6,850           185,429
Yum! Brands, Inc. (a) .........................          4,000            96,880
                                                                      ----------
                                                                         714,861
                                                                      ----------

RETAIL STORES-FOOD-0.7%
Safeway, Inc. (a) .............................         19,000           443,840
SUPERVALU, Inc. ...............................            500             8,255
                                                                      ----------
                                                                         452,095
                                                                      ----------
SOAPS-0.4%
Procter & Gamble Co. ..........................          3,000           257,820
                                                                      ----------
SUGAR REFINERS-0.3%
Archer- Daniels- Midland Co. ..................         19,805           245,582
                                                                      ----------
TOBACCO-1.4%
Philip Morris Cos., Inc. ......................         23,300           944,349
                                                                      ----------
                                                                       4,028,800
                                                                      ----------

TECHNOLOGY-5.7%
COMMUNICATION-EQUIP. MFRS.-1.6%
Corning, Inc. (a) .............................        111,000           367,410
Nortel Networks Corp. (a) .....................        266,300           428,743
Tellabs, Inc. (a) .............................         41,500           301,705
                                                                      ----------
                                                                       1,097,858
                                                                      ----------

COMPUTERS-2.8%
Hewlett-Packard Co. ...........................         64,228         1,114,998
International Business Machines Corp. .........          9,840           762,600
Quantum Corp. (a) .............................         15,750            42,053
                                                                      ----------
                                                                       1,919,651
                                                                      ----------

ALLIANCEBERNSTEIN VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)                              Alliance Variable Products Series Fund
================================================================================

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMPUTER SERVICES/SOFTWARE-0.2%
Electronic Data Systems Corp .....................        5,500       $  101,365
                                                                      ----------
MISCELLANEOUS INDUSTRIAL TECHNOLOGY-0.7%
Arrow Electronics, Inc. (a) ......................        1,200           15,348
Avnet, Inc. (a) ..................................        2,000           21,660
Ingram Micro, Inc. Cl.A (a) ......................       18,200          224,770
Solectron Corp. (a) ..............................       27,210           96,595
Tech Data Corp. (a) ..............................        5,550          149,628
                                                                      ----------
                                                                         508,001
                                                                      ----------

SEMI-CONDUCTORS-0.4%
Micron Technology, Inc. (a) ......................       25,600          249,344
                                                                      ----------
                                                                       3,876,219
                                                                      ----------

COMMODITIES-5.0%
CHEMICALS-3.4%
Cabot Corp. ......................................        9,900          262,746
E.I. du Pont de Nemours & Co. ....................       19,775          838,460
Eastman Chemical Co. .............................        1,600           58,832
FMC Corp. (a) ....................................        6,400          174,848
Praxair, Inc. ....................................        3,750          216,638
The Dow Chemical Co. .............................       20,300          602,910
The Lubrizol Corp. ...............................        5,050          154,025
                                                                      ----------
                                                                       2,308,459
                                                                      ----------

PAPER-1.6%
Boise Cascade Corp. ..............................        6,500          163,930
Georgia-Pacific Group ............................       18,850          304,616
International Paper Co. ..........................       13,900          486,083
Smurfit-Stone Container Corp. (a) ................        7,450          114,663
Temple-Inland, Inc. ..............................          450           20,164
                                                                      ----------
                                                                       1,089,456
                                                                      ----------
                                                                       3,397,915
                                                                      ----------

CONSUMER GROWTH-4.4%
DRUGS-2.9%
Bristol-Myers Squibb Co. .........................        9,650          223,397
Merck & Co., Inc. ................................       15,000          849,150
Pfizer, Inc. .....................................        7,075          216,283
Pharmacia Corp. ..................................        3,100          129,580
Schering-Plough Corp. ............................       24,900          552,780
                                                                      ----------
                                                                       1,971,190
                                                                      ----------

ENTERTAINMENT-0.6%
AOL Time Warner, Inc. (a) ........................        6,200           81,220
Viacom, Inc. (a) .................................        3,050          124,318
Walt Disney Co. ..................................       10,600          172,886
                                                                      ----------
                                                                         378,424
                                                                      ----------

HOSPITAL SUPPLIES-0.0%
Abbott Laboratories ..............................          675           27,000
                                                                      ----------
PUBLISHING-0.3%
R.R. Donnelley & Sons Co. ........................        9,250          201,373
                                                                      ----------
RADIO-TV BROADCASTING-0.6%
Comcast Corp. Cl.A (a) ...........................       14,234          335,495
Liberty Media Corp. Cl.A (a) .....................        9,200           82,248
                                                                      ----------
                                                                         417,743
                                                                      ----------
                                                                       2,995,730
                                                                      ----------

CAPITAL EQUIPMENT-2.5%
AEROSPACE-DEFENSE-0.1%
B.F. Goodrich Corp. ..............................        5,900          108,088
                                                                      ----------
AUTO TRUCKS-PARTS-1.1%
Eaton Corp. ......................................        5,250          410,077
PACCAR, Inc. .....................................        7,000          322,910
                                                                      ----------
                                                                         732,987
                                                                      ----------

ELECTRICAL EQUIPMENT-0.7%
Cooper Industries, Ltd. Cl.A .....................        7,000          255,150
Hubbell, Inc. Cl.B ...............................        6,600          231,924
Thomas & Betts Corp. (a) .........................          500            8,450
                                                                      ----------
                                                                         495,524
                                                                      ----------

MISCELLANEOUS CAPITAL GOODS-0.6%
Parker-Hannifin Corp. ............................        9,000          415,170
                                                                      ----------
                                                                       1,751,769
                                                                      ----------

NON-FINANCIAL-2.3%
BUILDING MATERIAL-HEAT/PLUMBING/AIR-0.6%
Masco Corp. ......................................       19,175          403,634
                                                                      ----------
HOME BUILDING-1.4%
Centex Corp. .....................................        7,550          379,010
KB HOME ..........................................        6,000          257,100
Pulte Homes, Inc. ................................        6,700          320,729
                                                                      ----------
                                                                         956,839
                                                                      ----------

MISCELLANEOUS BUILDING-0.3%
The Sherwin-Williams Co. .........................        7,500          211,875
                                                                      ----------
                                                                       1,572,348
                                                                      ----------

SERVICES-1.9%
RAILROADS-1.9%
Burlington Northern Santa Fe Corp. ...............       19,900          517,599
CSX Corp. ........................................       16,600          469,946
Norfolk Southern Corp. ...........................        4,450           88,956
Union Pacific Corp. ..............................        3,800          227,506
                                                                      ----------
                                                                       1,304,007
                                                                      ----------

                                          Alliance Variable Products Series Fund
================================================================================

                                                        Shares or
                                                        Principal
                                                         Amount
Company                                                   (000)     U.S. $ Value
--------------------------------------------------------------------------------

INDUSTRIAL COMMODITIES-0.7%
PAPER-0.7%
MeadWestvaco Corp. ...........................          18,737     $    462,991
                                                                   ------------
Total Common Stocks (cost $71,828,967) .......                       65,555,082
                                                                   ------------
SHORT-TERM INVESTMENT-4.9%
TIME DEPOSIT-4.9%
State Street Euro Dollar
0.75%, 1/01/03 (cost $3,379,000) .............        $  3,379        3,379,000
                                                                   ------------
TOTAL INVESTMENTS-100.8% (cost $75,207,967) ..                       68,934,082
Other assets less liabilities-(0.8%)  ........                         (567,779)
                                                                   ------------
NET ASSETS-100% ..............................                     $ 68,366,303
                                                                   ============

--------------------------------------------------------------------------------

(a)   Non income producing security.

      See Notes to Financial Statements.

ALLIANCEBERNSTEIN VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002                         Alliance Variable Products Series Fund
================================================================================

ASSETS
   Investments in securities, at value (cost $75,207,967) ....     $ 68,934,082
   Cash ......................................................              480
   Dividends and interest receivable .........................          141,110
   Receivable for capital stock sold .........................           19,650
                                                                   ------------
   Total assets ..............................................       69,095,322
                                                                   ------------
LIABILITIES
   Payable for investment securities purchased ...............          566,299
   Distribution fee payable ..................................           14,477
   Payable for capital stock redeemed ........................          113,966
   Advisory fee payable ......................................           21,392
   Accrued expenses ..........................................           12,885
                                                                   ------------
   Total liabilities .........................................          729,019
                                                                   ------------
NET ASSETS ...................................................     $ 68,366,303
                                                                   ============

COMPOSITION OF NET ASSETS
   Capital stock, at par .....................................     $      7,811
   Additional paid-in capital ................................       75,219,656
   Undistributed net investment income .......................          626,639
   Accumulated net realized loss on investment transactions ..       (1,213,918)
   Net unrealized depreciation of investments ................       (6,273,885)
                                                                   ------------
                                                                   $ 68,366,303
                                                                   ============

Class A Shares
   Net assets ................................................     $     187.23
                                                                   ============
   Shares of capital stock outstanding .......................           21.375
                                                                   ============
   Net asset value per share .................................     $       8.76
                                                                   ============
Class B Shares
   Net assets ................................................     $ 68,366,116
                                                                   ============
   Shares of capital stock outstanding .......................        7,811,257
                                                                   ============
   Net asset value per share .................................     $       8.75
                                                                   ============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

ALLIANCEBERNSTEIN VALUE PORTFOLIO
STATEMENT OF OPERATIONS
Year Ended December 31, 2002              Alliance Variable Products Series Fund
================================================================================

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $785) ...............     $ 1,197,404
   Interest ........................................................          36,532
                                                                         -----------
   Total investment income .........................................       1,233,936
                                                                         -----------

EXPENSES
   Advisory fee ....................................................         370,200
   Distribution fee-Class B ........................................         124,101
   Custodian .......................................................          78,911
   Administrative ..................................................          69,000
   Audit and legal .................................................          37,880
   Printing ........................................................          17,520
   Directors' fees and expenses ....................................           3,650
   Transfer agency .................................................             947
   Miscellaneous ...................................................           6,353
                                                                         -----------
   Total expenses ..................................................         708,562
   Less: expenses waived and reimbursed (see Note B) ...............        (106,118)
                                                                         -----------
   Net expenses ....................................................         602,444
                                                                         -----------
   Net investment income ...........................................         631,492
                                                                         -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENT TRANSACTIONS
   Net realized loss on investment transactions ....................      (1,123,959)
   Net change in unrealized appreciation/depreciation of investments      (7,013,699)
                                                                         -----------
   Net loss on investment transactions .............................      (8,137,658)
                                                                         -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS .........................     $(7,506,166)
                                                                         ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

ALLIANCEBERNSTEIN VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS        Alliance Variable Products Series Fund
================================================================================

                                                                                      Year Ended         May 1, 2001(a)
                                                                                      December 31,      to December 31,
                                                                                          2002               2001
                                                                                      ============      ===============
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income ....................................................         $    631,492       $     88,633
   Net realized loss on investment transactions .............................           (1,123,959)           (89,959)
   Net change in unrealized appreciation/depreciation of investments ........           (7,013,699)           739,814
                                                                                      ------------       ------------
   Net increase (decrease) in net assets from operations ....................           (7,506,166)           738,488
DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income
     Class A ................................................................                   -0-                -0-
     Class B ................................................................              (93,486)                -0-
CAPITAL STOCK TRANSACTIONS
   Net increase .............................................................           48,679,834         26,547,633
                                                                                      ------------       ------------
   Total increase ...........................................................           41,080,182         27,286,121
NET ASSETS
   Beginning of period ......................................................           27,286,121                 -0-
                                                                                      ------------       ------------
   End of period (including undistributed net investment income of
     $626,639 and $88,633, respectively) ....................................         $ 68,366,303       $ 27,286,121
                                                                                      ============       ============

--------------------------------------------------------------------------------

(a)   Commencement of operations.

      See Notes to Financial Statements.

ALLIANCEBERNSTEIN VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2002                         Alliance Variable Products Series Fund
================================================================================

NOTE A: Significant Accounting Policies

The AllianceBernstein Value Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek long-term growth of capital. The Portfolio commenced operations on May 1, 2001. The Fund was in corporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio investments are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments and foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding, are borne on a pro-rata basis by each

ALLIANCEBERNSTEIN VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

outstanding class of shares based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. Dividends and Distributions

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

During the current fiscal year, there were no permanent differences.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annual rate of .75 of 1% of the Portfolio's average daily net assets. Such fee is accrued daily and paid monthly.

Prior to May 1, 2002, the Adviser agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively.

Effective May 1, 2002, the Adviser agreed to waive its fee and to reimburse additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to 1.20% and 1.45% of the average daily net assets for Class A and Class B shares, respectively. Any expense waivers or reimbursements are accrued daily and paid monthly. For the year ended December 31, 2002 the Adviser waived fees in the amount of $37,118.

Pursuant to the terms of the investment advisory agreement, the Portfolio has agreed to reimburse the Adviser for the cost of providing the Portfolio with certain legal and accounting services. Because of the Adviser's agreement to limit total operating expenses as described above, the Adviser waived reimbursement for such services in the amount of $69,000 for the year ended December 31, 2002.

Brokerage commissions paid on investment transactions for the year ended December 31, 2002, amounted to $123,901, of which $73,126 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

The Portfolio compensates Alliance Global Investors Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $947 for the year ended December 31, 2002.

--------------------------------------------------------------------------------

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50 of 1% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to ..25 of 1% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

                                          Alliance Variable Products Series Fund
================================================================================

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended December 31, 2002, were as follows:

Purchases:
Stocks and debt obligations .....................................................           $ 54,645,453
U.S. government and agencies ....................................................                     -0-
Sales:
Stocks and debt obligations .....................................................           $  5,562,595
U.S. government and agencies ....................................................                     -0-

At December 31, 2002, the cost of investments for federal income tax purposes $75,212,234. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation ...................................................           $  1,744,274
Gross unrealized depreciation ...................................................             (8,022,426)
                                                                                            ------------
Net unrealized depreciation .....................................................           $ (6,278,152)
                                                                                            ============

1. Forward Exchange Currency Contracts

The Portfolio may enter into forward exchange currency contracts to hedge its exposure to changes in foreign currency exchange rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate.

The Portfolio may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of outstanding forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

At December 31, 2002, the Portfolio had no outstanding forward exchange currency contracts.

2. Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write call options and purchase put options on U.S. securities and foreign currencies that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. In writ-

ALLIANCEBERNSTEIN VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

ing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio had no transactions in options written for the year ended December 31, 2002.

--------------------------------------------------------------------------------

NOTE E: Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended December 31, 2002 and December 31, 2001 were as follows:

                                                       2002              2001
                                                      =======          ========
Distributions paid from:
   Ordinary income ....................               $93,486          $    -0-
                                                      -------          --------
Total distributions paid ..............               $93,486          $    -0-
                                                      -------          --------

As of December 31, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income .........................          $   626,639
Accumulated capital and other losses ..................           (1,209,651)(a)
Unrealized appreciation/(depreciation) ................           (6,278,152)(b)
                                                                 -----------
Total accumulated earnings/(deficit) ..................          $(6,861,164)
                                                                 ===========

(a) On December 31, 2002, the Portfolio had a net capital loss carryforward of $1,124,003 of which $89,959 will expire in the year 2009 and $1,034,044 will expire in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2002, the Portfolio deferred to January 1, 2003, post October capital losses of $85,648.

(b) The difference between book-basis and tax-basis unrealized appreciation/ (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

--------------------------------------------------------------------------------

NOTE F: Capital Stock

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,00,000 authorized shares. Transactions in capital stock were as follows:

                                                ===================   ===================
                                                      SHARES                 AMOUNT
                                                ===================   ===================
                                                July 22, 2002(a) to   July 22, 2002(a) to
                                                   December 31,          December 31,
                                                       2002                  2002
                                                ===================   ===================
Class A
Shares sold ...............................                  21          $        171
Shares issued in reinvestment
   of dividends ...........................                  -0-                   -0-
Shares redeemed ...........................                  -0-                   -0-
                                                  -------------          ------------
Net increase ..............................                  21          $        171
                                                  =============          ============

--------------------------------------------------------------------------------

(a)   Commencement of distributions.

                                          Alliance Variable Products Series Fund
================================================================================

                                                 ====================================       =====================================
                                                                SHARES                                     AMOUNT
                                                 ====================================       =====================================
                                                  Year Ended       May 1, 2001(a) to         Year Ended         May 1, 2001(a) to
                                                 December 31,         December 31,          December 31,            December 31,
                                                      2002                2001                  2002                    2001
                                                 ============      ==================       ============        =================
Class B
Shares sold ............................           6,081,829            2,757,370           $ 57,396,118           $ 26,981,265
Shares issued in reinvestment
   of dividends ........................               9,491                   -0-                93,485                     -0-
Shares redeemed ........................            (990,865)             (46,568)            (8,809,940)              (433,632)
                                                  ----------           ----------           ------------           ------------
Net increase ...........................           5,100,455            2,710,802           $ 48,679,663           $ 26,547,633
                                                  ==========           ==========           ============           ============

--------------------------------------------------------------------------------

NOTE G: Concentration of Risk

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

--------------------------------------------------------------------------------

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the year ended December 31, 2002.

--------------------------------------------------------------------------------

(a)   Commencement of operations.

ALLIANCEBERNSTEIN VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS                      Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

                                                                    ============
                                                                       CLASS A
                                                                    ============
                                                                      July 22,
                                                                     2002(a) to
                                                                    December 31,
                                                                        2002
                                                                    ============

Net asset value, beginning of period .........................          $  8.00
                                                                        -------
Income From Investment Operations
Net investment income (b)(c) .................................              .07
Net realized and unrealized gain on investment transactions ..              .69
                                                                        -------
Net increase in net asset value from operations ..............              .76
                                                                        -------
Net asset value, end of period ...............................          $  8.76
                                                                        =======

Total Return
Total investment return based on net asset value (d) .........             9.50%

Ratios/Supplemental Data
Net assets, end of period ....................................          $   187
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements (e) ...........             1.20%
   Expenses, before waivers and reimbursements (e) ...........             2.28%
   Net investment income (c)(e) ..............................             4.22%
Portfolio turnover rate ......................................               12%

--------------------------------------------------------------------------------

See footnote summary on page 17.

ALLIANCEBERNSTEIN VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS                      Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                             ============================
                                                                                        CLASS B
                                                                             ============================
                                                                                Year            May 1,
                                                                                Ended         2001(a) to
                                                                             December 31,    December 31,
                                                                                 2002            2001
                                                                             ============    ============
Net asset value, beginning of period .............................             $ 10.07         $ 10.00
Income From Investment Operations
Net investment income (b)(c) .....................................                 .12             .08
Net realized and unrealized loss on investment transactions ......               (1.42)           (.01)
                                                                               -------         -------
Net increase (decrease) in net asset value from operations .......               (1.30)            .07
                                                                               -------         -------
Less: Dividends
Dividends from net investment income .............................                (.02)             -0-
                                                                               -------         -------
Net asset value, end of period ...................................             $  8.75         $ 10.07
                                                                               =======         =======
Total Return
Total investment return based on net asset value (d) .............              (12.95)%           .70%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ........................             $68,366         $27,286
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ...................                1.21%           1.20%(e)
   Expenses, before waivers and reimbursements ...................                1.43%           2.47%(e)
   Net investment income (c) .....................................                1.27%           1.29%(e)
Portfolio turnover rate ..........................................                  12%              4%

--------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Based on average shares outstanding.

(c)   Net of expenses reimbursed or waived by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total Return does not reflect the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)   Annualized.

REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS                      Alliance Variable Products Series Fund
================================================================================

To the Shareholders and Board of Directors
AllianceBernstein Value Portfolio
Alliance Variable Products Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the AllianceBernstein Value Portfolio (the "Portfolio"), (one of the portfolios constituting the Alliance Variable Products Series Fund, Inc.) as of December 31, 2002, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the AllianceBernstein Value Portfolio of the Alliance Variable Products Series Fund, Inc. at December 31, 2002, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                                       /s/ Ernst & Young LLP

New York, New York
February 3, 2003

ALLIANCEBERNSTEIN VALUE PORTFOLIO         Alliance Variable Products Series Fund
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

Ernst & Young LLP
5 Times Square
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

--------------------------------------------------------------------------------

(1)   Member of the Audit Committee.

ALLIANCEBERNSTEIN VALUE PORTFOLIO         Alliance Variable Products Series Fund
================================================================================

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                                                    PORTFOLIOS
                                                                                      IN FUND            OTHER
 NAME, AGE OF DIRECTOR,                          PRINCIPAL                            COMPLEX         DIRECTORSHIPS
        ADDRESS,                               OCCUPATION(S)                        OVERSEEN BY          HELD BY
   (YEARS OF SERVICE*)                      DURING PAST 5 YEARS                      DIRECTOR           DIRECTOR
---------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR

John D. Carifa,** 57             President, Chief Operating Officer and                 114               None
1345 Avenue of the Americas      a Director of Alliance Capital Management
New York, NY 10105               Corporation ("ACMC"), with which he has
(13)                             been associated since prior to 1998.

DISINTERESTED DIRECTORS

Ruth Block, #+, 72               Formerly an Executive Vice President and                93               None
P.O. Box 4623                    Chief Insurance Officer of The Equitable
Stamford, CT 06903               Life Assurance Society of the United States;
(11)                             Chairman and Chief Executive Officer of
                                 Evlico; formerly a Director of Avon, BP Amoco
                                 Corporation (oil and gas), Ecolab Incorporated
                                 (specialty chemicals), Tandem Financial Group,
                                 and Donaldson Lufkin & Jenrette Securities
                                 Corporation.

David H. Dievler, #+, 73         Independent consultant. Until December                  98               None
P.O. Box 167                     1994 he was Senior Vice President of ACMC
Spring Lake, NJ 07762            responsible  for mutual fund administration.
(13)                             Prior to joining ACMC in 1984 he was Chief
                                 Financial Officer of Eberstadt Asset Management
                                 since 1968. Prior to that he was a Senior
                                 Manager at Price Waterhouse & Co. Member of
                                 American Institute of Certified Public
                                 Accountants since 1953.

John H. Dobkin, #+, 60           Consultant. He was formerly a Senior Advisor            94               None
P.O. Box 12                      from June 1999 - June 2000 and President
Annandale, NY 12504              of Historic Hudson Valley (December 1989 -
(11)                             May 1999). Previously, Director of the National
                                 Academy of Design and during 1988-92, he was
                                 Director and Chairman of the Audit Committee of
                                 ACMC.

William H. Foulk, Jr., #+, 70    Investment adviser and an independent                  110               None
Suite 100                        consultant. He was formerly Senior
2 Sound View Drive               Manager of Barrett Associates, Inc., a
Greenwich, CT 06830              registered investment adviser, with  which
(13)                             he had been associated since prior to 1998.
                                 He was formerly Deputy Comptroller of the State
                                 of New York and, prior thereto, Chief
                                 Investment Officer of the New York Bank for
                                 Savings.

ALLIANCEBERNSTEIN VALUE PORTFOLIO         Alliance Variable Products Series Fund
================================================================================

                                                                                     PORTFOLIOS
                                                                                       IN FUND             OTHER
 NAME, AGE OF DIRECTOR,                       PRINCIPAL                                COMPLEX         DIRECTORSHIPS
        ADDRESS,                            OCCUPATION(S)                            OVERSEEN BY          HELD BY
   (YEARS OF SERVICE*)                   DURING PAST 5 YEARS                          DIRECTOR           DIRECTOR
----------------------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
(continued)

Clifford L. Michel, #+, 63       Senior Counsel of the law firm of Cahill                 93          Placer Dome Inc.
15 St. Bernard's Road            Gordon & Reindel since February 2001
Gladstone, NJ 07934              and a partner of that firm for more than
(11)                             twenty-five years prior thereto. He is
                                 President and Chief Executive Officer of
                                 Wenonah Development Company (investments) and a
                                 Director of Placer Dome Inc. (mining).

Donald J. Robinson, #+, 68       Senior Counsel to the law firm of Orrick,                92                None
98 Hell's Peak Road              Herrington & Sutcliffe since prior to 1998.
Weston, VT 05161                 Formerly a senior partner and a member of
(7)                              the Executive Committee of that firm.
                                 He was also a member and Chairman of the
                                 Municipal Securities Rulemaking Board and
                                 Trustee of the Museum of the City of New York.

--------------------------------------------------------------------------------

*     There is no stated term of office for the Directors.

** Mr. Carifa is an "interested director", as defined in the 1940 Act, due to his position as President and Chief Operating Officer of ACMC, the Fund's investment adviser.

#     Member of the Audit Committee.

+     Member of the Nominating Committee.

ALLIANCEBERNSTEIN VALUE PORTFOLIO         Alliance Variable Products Series Fund
================================================================================

Officer Information

Certain information concerning the Fund's Officers is listed below.

     NAME, ADDRESS*                POSITION(S) HELD                     PRINCIPAL OCCUPATION
         AND AGE                       WITH FUND                        DURING PAST 5 YEARS**
---------------------------------------------------------------------------------------------------------------
John D. Carifa, 57               Chairman & President         See biography above.

Marilyn G. Fedak, 56             Vice President               Chief Investment Officer - U.S. Value Equities
                                                              and Executive Vice President of ACMC since
                                                              October 2000. Prior thereto, she was Chief
                                                              Investment Officer and Chairman of the U.S.
                                                              Equity Investment Policy Group at Bernstein
                                                              since prior to 1998.

Ranji H. Nagaswami               Vice President               Senior Vice President of ACMC since 1999. Prior
                                                              thereto, she was a managing director and co-head
                                                              of U.S. Fixed Income at UBS Brinson since prior
                                                              to 1998.

Edmund P. Bergan, Jr., 52        Secretary                    Senior Vice President and the General Counsel of
                                                              Alliance Fund Distributors, Inc. ("AFD") and
                                                              Alliance Global Investor Services Inc. ("AGIS"),
                                                              with which he has been associated since prior to
                                                              1998.

Mark D. Gersten, 52              Treasurer and Chief          Senior Vice President of AGIS and Vice President
                                 Financial Officer            of AFD, with which he has been associated since
                                                              prior to 1998.

Thomas R. Manley, 51             Controller                   Vice President of ACMC, with which he has been
                                                              associated since prior to 1998.


--------------------------------------------------------------------------------

* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**    ACMC, AFD, and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.

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